Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bullfinch Fund, Inc.
Entity Central Index Key	0001038199
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Unrestricted Series
Shareholder Report [Line Items]
Fund Name	Unrestricted Series
Class Name	Unrestricted Series
Trading Symbol	BUNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bullfinch Fund Unrestricted Series - BUNRX for the period November 1, 2024, to October 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.
Additional Information Phone Number	1-888-285-5346
Additional Information Website	www.bullfinchfund.com
Expenses [Text Block]

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unrestricted Series	$78.82	1.41%

*	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expenses Paid, Amount	$ 78.82
Expense Ratio, Percent	1.41%	[1]
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Unrestricted Series (BUNRX) had a positive return of 18.73% for the year ending April 30, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.

During the last twelve months, I made the following changes to our portfolio:

Sold: Consolidated Water Co. Ltd, Corning, Medtronic PLC, Oracle, Viatris Inc., Xperi Inc.

Bought: ACM Research Inc., Core Laboratories Inc., and YETI Holdings Inc.

I’m optimistic because value-based holding reaped the reward from the shift in investment philosophy. In addition, several stocks within the strategic AI realm boosted the performance of the Unrestricted Series To view the additional portfolio information, please visit our website to read our Annual Report dated October 31, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Performance Past Does Not Indicate Future [Text]	While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.
Line Graph [Table Text Block]

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Bullfinch Fund, Inc.	Value Line
Unrestricted Series (Solid) vs.	Geometric Index (Dashed)

Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25

Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One-Year	Five-Years	Ten-Years
Bullfinch Fund Unrestricted Series	18.73%	12.40%	8.76%
Value Line Geometric Index	2.31%	6.22%	3.57

Net Assets	$ 14,440,873
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	4.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets:	$14,440,873
Number of Portfolio Holdings:	35
Portfolio Turnover:	4.64%

Holdings [Text Block]

Asset Allocation
Aerospace	$370,524	2.56%
Building & Related	317,532	2.19
Commercial Services	555,893	3.84
Computers – Hardware	866,547	5.99
Computers – Networking	782,277	5.41
Computers – Software	1,233,544	8.52
Consumer Nondurables	64,291	0.44
Electrical Equipment	356,320	2.46
Electronics Components	414,248	2.86
Foods & Beverages	427,735	2.96
Industrial Services	231,610	1.60
Insurance	611,250	4.22
Leisure & Recreational	378,989	2.62
Machinery	662,025	4.57
Media	145,692	1.01
Medical Products & Supplies	947,269	6.55
Oil & Related	497,974	3.44
Real Estate & Related	234,572	1.62
Restaurants/Food Service	356,544	2.46
Retail- General	424,943	2.94
Retail – Specialty	342,277	2.36
Semiconductors	432,126	2.99
Steel	367,159	2.54
Telecommunications	147,038	1.02
Tobacco Products	377,566	2.61
Utilities – Natural Resources	363,907	2.51
Money Market Fund	1,648,034	11.39
Schwab Bank	914,561	6.32
Total Invested Assets	$14,472,447	100.00%

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There have been no changes in or disagreements with accountants.
C000033060
Shareholder Report [Line Items]
Fund Name	Unrestricted Series
Class Name	C000033060
Trading Symbol	BUNRX
Greater Western New York Series
Shareholder Report [Line Items]
Fund Name	Greater Western New York Series
Class Name	Greater Western New York Series
Trading Symbol	BWNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bullfinch Fund Greater Western New York Series - BWNYX for the period November 1, 2024, to October 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.
Additional Information Phone Number	1-888-285-5346
Additional Information Website	www.bullfinchfund.com
Expenses [Text Block]

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Greater Western New York Series	$77.50	1.40%

*	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expenses Paid, Amount	$ 77.50
Expense Ratio, Percent	1.40%	[2]
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Greater Western New Series (BWNYX) had a positive return of 15.49% in the twelve months ending October 31, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.

During the last twelve months, I made the following changes to our portfolio:

Sold: Astronics, Corning, and Servotronics

Bought: Columbus McKinnon, Constellation, Integer Holdings, Monro, Sinclair, and Xerox

The Series benefited from a shift towards small-cap value stocks as several positions more than doubled in the last year. As with the Unrestricted Series, my wife and I have been owners since inception and willfully continue to purchase shares in the Greater Western New York Series.

To view the additional portfolio information, please visit our website to read our Annual Report dated October 31, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Performance Past Does Not Indicate Future [Text]	While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which rose 2.31% during the same period.
Line Graph [Table Text Block]

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Bullfinch Fund, Inc.	Value Line
Unrestricted Series (Solid) vs.	Geometric Index (Dashed)

Year ending 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 10/25

Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One-Year	Five-Years	Ten-Years
Bullfinch Fund Unrestricted Series	15.49%	11.96%	6.22%
Value Line Geometric Index	2.31%	6.22%	3.57

Net Assets	$ 3,461,760
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	16.10%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets:	$3,461,760
Number of Portfolio Holdings:	32
Portfolio Turnover:	16.10%

Holdings [Text Block]
Asset Allocation
Aerospace	$391,730	11.29%
Airlines	31,815	0.92
Automotive	102,550	2.96
Banking & Finance	283,705	8.18
Broadcasting	105,865	3.05
Commercial Services	114,105	3.29
Computers – Software	78,783	2.27
Consumer Nondurables	10,605	0.31
Electrical Equipment	206,948	5.97
Electronics Components	190,488	5.49
Environmental Services	180,708	5.21
Foods & Beverages	105,104	3.03
Instruments	40,140	1.16
Machinery	96,568	2.78
Medical Products & Supplies	220,921	6.37
Metal Fabrication & Hardware	87,206	2.51
Office Equipment	109,726	3.16
Real Estate & Related	107,500	3.10
Restaurants/Food Service	81,708	2.36
Retail – Specialty	46,890	1.35
Steel	124,780	3.60
Telecommunications	27,818	0.80
Utilities – Natural Resources	190,297	5.49
Money Market Fund	482,442	13.91
Schwab Bank	50,012	1.44
Total Invested Assets	$3,468,414	100.00%

Material Fund Change [Text Block]

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There have been no changes in or disagreements with accountants.
C000033061
Shareholder Report [Line Items]
Fund Name	Greater Western New York Series
Class Name	C000033061
Trading Symbol	BWNYX

[1]	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).